Per Share Amounts - Additional Information (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended		9 Months Ended
	Oct. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of non-adjusting events after reporting period [line items]
Total dividends paid on preferred shares				$ 12	$ 27
Common shares
Disclosure of non-adjusting events after reporting period [line items]
Instruments excluded from calculation, shares (in shares)		25.1	3.0	24.6	11.5
Preferred Shares
Disclosure of non-adjusting events after reporting period [line items]
Total dividends paid on preferred shares				$ 10	$ 27
Potential ordinary share transactions | Common shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in CAD per share)	$ 0.200
Potential ordinary share transactions | Preferred Shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared	$ 2